Derivative and Hedging Activities - Derivative Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) MMBbls Bcf	Dec. 31, 2018 USD ($) Bcf MMBbls
Derivative [Line Items]
Total derivatives	$ 130	$ 282
Energy related derivative
Derivative [Line Items]
Total derivatives	130	282
Energy related derivative | Utica shale | Future natural gas prices
Derivative [Line Items]
Total derivatives	$ 0	$ 7
Energy related derivative | Oil
Derivative [Line Items]
Notional, volume | MMBbls	34	27
Total derivatives	$ 5	$ 260
Energy related derivative | Oil | Fixed-price swaps
Derivative [Line Items]
Notional, volume | MMBbls	24	12
Total derivatives	$ (7)	$ 157
Energy related derivative | Oil | Collars
Derivative [Line Items]
Notional, volume | MMBbls	2	8
Total derivatives	$ 14	$ 98
Energy related derivative | Oil | Basis protection swaps
Derivative [Line Items]
Notional, volume | MMBbls	8	7
Total derivatives	$ (2)	$ 5
Energy related derivative | Natural gas
Derivative [Line Items]
Notional, volume | Bcf	346	966
Total derivatives	$ 125	$ 15
Energy related derivative | Natural gas | Fixed-price swaps
Derivative [Line Items]
Notional, volume | Bcf	265	623
Total derivatives	$ 125	$ 26
Energy related derivative | Natural gas | Collars
Derivative [Line Items]
Notional, volume | Bcf	0	55
Total derivatives	$ 0	$ (3)
Energy related derivative | Natural gas | Three-way collars
Derivative [Line Items]
Notional, volume | Bcf	0	88
Total derivatives	$ 0	$ 1
Energy related derivative | Natural gas | Call options
Derivative [Line Items]
Notional, volume | Bcf	22	44
Total derivatives	$ 0	$ 0
Energy related derivative | Natural gas | Call swaptions
Derivative [Line Items]
Notional, volume | Bcf	29	106
Total derivatives	$ (2)	$ (9)
Energy related derivative | Natural gas | Basis protection swaps
Derivative [Line Items]
Notional, volume | Bcf	30	50
Total derivatives	$ 2	$ 0